OTHER REAL ESTATE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Other Real Estate [Roll Forward]
Beginning balance	$ 820,000	$ 1,286,854
Foreclosures and additions	28,317	16,888
Impairments	(517,863)		$ 23,846	$ (14,388)
Sales	(24,454)	(483,742)
Ending balance	$ 306,000	$ 820,000